Subsequent Events - Schedule of debt payoff (Details) - Fusion 1560 - USD ($)	Feb. 22, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Interest Rate		3.42%
Subsequent Event
Subsequent Event [Line Items]
Interest Rate	3.42%
Principal Amount	$ 37,400,000